Financial Instruments - Interest Rate Risk (Details) - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial instrument risk
Financial liabilities	€ (6,219,382)	€ (5,012,996)
Sensitivity analysis
Higher rate increment (as a percent)	1.00%	1.00%
Increase in interest expense if rate had been higher	€ 53,000	€ 40,700
Lower finance costs due to changes in the value of derivatives if rate had been higher		2,600
Net increase in cash interest payments if rate had been higher	53,000	38,100
Fixed-interest
Financial instrument risk
Financial liabilities	(1,170,000)	(1,048,676)
Variable-interest
Financial instrument risk
Financial liabilities	€ (5,049,382)	€ (3,964,320)